Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
18	Financial assets at fair value

(a)	Financial assets at fair value through other comprehensive income
As at December 31, 2020 and 2021, the Group’s financial assets at fair value through other comprehensive income mainly represented its equity investment in Spotify Technology S.A. (“Spotify”) which has been listed on the New York Stock Exchange since April 2018, and Warner Music Group Corp (“WMG”), which has been listed on the NASDAQ Exchange since June 2020.
Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
Listed equity investments
At January 1	4,461	9,771
Additions	708	—
Disposal	—	(163)
Fair value change	5,219	(2,128)
Currency translation differences	(617)	(178)

At December 31	9,771	7,302

(b)	Other investments
Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	255	386
Additions	132	—
Fair value change	—	53
Disposal	(1)	(200)
Currency translation differences	—	(3)

At December 31	386	236

Of which are:
Current	37	37
Non-current	349	199

	386	236

(c)	Short-term investments
Short-term investments represent investments issued by commercial banks in the PRC with a variable return and accounted for as financial assets at fair value through profit or loss. Movement of short-term investments is analyzed as follows:

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
At January 1	6	—
Additions	—	5,616
Business combinations	—	100
Fair value change	—	52
Disposal	(6)	(4,739)

At December 31	—	1,029